Jun. 18, 2015
TDAM U.S. Equity Shareholder Yield Fund (First Prospectus Summary) | TDAM U.S. Equity Shareholder Yield Fund
TDAM U.S. Equity Shareholder Yield Fund

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund
TDAM U.S. Large Cap Core Equity Fund
TDAM Global Equity Shareholder Yield Fund
TDAM Global All Cap Fund
TDAM U.S. Small-Mid Cap Equity Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 18, 2015 to the Prospectus (the “Prospectus”) and the
Statement of Additional Information (the “SAI”), each dated May 29, 2015

Effective, June 18, 2015:

The “TDAM U.S. Equity Shareholder Yield Fund” is renamed “Epoch U.S. Equity Shareholder Yield Fund”;

The “TDAM U.S. Large Cap Core Equity Fund” is renamed “Epoch U.S. Large Cap Core Equity Fund”;

The “TDAM Global Equity Shareholder Yield Fund” is renamed “Epoch Global Equity Shareholder Yield Fund”;

The “TDAM Global All Cap Fund” is renamed “Epoch Global All Cap Fund”; and

The “TDAM U.S. Small-Mid Cap Equity Fund” is renamed “Epoch U.S. Small-Mid Cap Equity Fund”.

Accordingly, effective June 18, 2015, all references in the TDAM U.S. Equity Shareholder Yield Fund, TDAM U.S. Large Cap Core Equity Fund, TDAM Global Equity Shareholder Yield Fund, TDAM Global All Cap Fund, and TDAM U.S. Small-Mid Cap Equity Fund Prospectus and SAI to “TDAM U.S. Equity Shareholder Yield Fund,” “TDAM U.S. Large Cap Core Equity Fund,” “TDAM Global Equity Shareholder Yield Fund,” “TDAM Global All Cap Fund” and “TDAM U.S. Small-Mid Cap Equity Fund” are replaced with “Epoch U.S. Equity Shareholder Yield Fund,” “Epoch U.S. Large Cap Core Equity Fund,” “Epoch Global Equity Shareholder Yield Fund,” “Epoch Global All Cap Fund” and “Epoch U.S. Small-Mid Cap Equity Fund,” respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE